Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 93.2%
Communication Services - 8.0%
116,014	Advanced Info Service PLC	$729,689
78,974	Bharti Airtel Ltd. [1]	847,130
27,997	SK Telecom Company Ltd. - ADR	546,221
2,451,693	Telkom Indonesia Persero Tbk PT	655,883
9,050	Tencent Holdings Ltd.	383,731
		3,162,654
Consumer Discretionary - 17.7%
152,715	Alibaba Group Holding Ltd. [1]	1,589,737
23,709	BYD Company Ltd. - Class H	760,221
6,974	Coway Company Ltd.	233,047
32,425	Giant Manufacturing Company Ltd.	240,614
115,824	Lojas Renner SA	485,241
519	MercadoLibre, Inc. [1]	614,807
97,099	Midea Group Company Ltd. - Class A	789,289
8,385	Naspers Ltd. - Class N	1,514,845
20,385	Trip.com Group Ltd. - ADR [1]	713,475
		6,941,276
Consumer Staples - 9.1%
38,150	Clicks Group Ltd.	529,625
5,164	Dino Polska SA [1]	603,328
76,279	Hengan International Group Company Ltd.	321,627
364,740	Kimberly-Clark de Mexico - Class A	813,777
1,508	LG Household & Health Care Ltd.	526,994
125,491	Raia Drogasil SA	773,936
		3,569,287
Financials - 17.5%
64,187	Axis Bank Ltd.	774,503
226,934	BDO Unibank, Inc.	568,261
159,607	China Merchants Bank Company Ltd. - Class H	727,982
22,570	HDFC Bank Ltd. - ADR	1,573,129
138,071	Kasikornbank PCL - NVDR	507,557
10,454	OTP Bank Nyrt	371,644
171,263	Ping An Insurance (Group) Company of China Ltd. - Class H	1,093,843
3,447,950	PT Bank Rakyat Indonesia (Persero) Tbk.	1,258,818
		6,875,737
Health Care - 7.4%
129,635	Biocon Ltd.	420,093
1,176,949	China Traditional Chinese Medicine Holdings Company Ltd.	549,607
500,125	Hapvida Participacoes e Investimentos SA [1]	458,533
5,682,757	PT Kalbe Farma Tbk.	777,696
17,186	Shenzhen Mindray Bio-Medical Electronics Company Ltd. - Class A	711,189
		2,917,118
Industrials - 8.1%
22,152	AirTAC International Group	732,094
40,825	Shenzhen Inovance Technology Company Ltd. - Class A	361,858
24,800	Sungrow Power Supply Company Ltd.	399,484
27,287	Voltas Ltd.	253,155
100,939	WEG SA	797,275
440,936	Weichai Power Company Ltd. - Class H	648,737
		3,192,603
Information Technology - 20.7%
684,389	Chinasoft International Ltd.	431,616
125,346	Delta Electronics, Inc.	1,389,126
36,875	Infosys Ltd. - ADR	592,581
25,401	SK Hynix, Inc.	2,231,844
26,169	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,640,976
80,483	Win Semiconductors Corp.	426,287
377,311	Xinyi Solar Holdings Ltd.	438,057
		8,150,487
Materials - 3.0%
1,224	LG Chem Ltd.	623,092
36,493	Mondi PLC	557,916
		1,181,008
Real Estate - 1.7%
378,541	Growthpoint Properties Ltd. - REIT	234,511
171,165	Longfor Group Holdings Ltd.	417,975
		652,486

TOTAL COMMON STOCKS (Cost $38,001,080)		36,642,656

PREFERRED STOCKS - 3.7%
Financials - 3.7%
26,548	Bancolombia SA - ADR	708,301
127,065	Itau Unibanco Holding SA - ADR	749,683

TOTAL PREFERRED STOCKS (Cost $1,417,714)		1,457,984

SHORT-TERM INVESTMENTS - 2.7%
MONEY MARKET FUNDS - 2.7%
1,043,821	First American Treasury Obligations Fund - Class X, 5.035% [2]	1,043,821

TOTAL SHORT-TERM INVESTMENTS (Cost $1,043,821)		1,043,821

TOTAL INVESTMENTS - 99.6% (Cost $40,462,615)		39,144,461
Other Assets in Excess of Liabilities - 0.4%		143,979
NET ASSETS - 100.0%		$39,288,440

ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation at June 30, 2023 (Unaudited)

Country	% of Net Assets [1]
China	26.8%
Taiwan	11.9%
India	11.4%
Republic of Korea	10.6%
Brazil	8.3%
Indonesia	6.9%
South Africa	5.8%
Thailand	3.1%
Mexico	2.1%
Colombia	1.8%
United States	1.6%
Poland	1.5%
Philippines	1.4%
United Kingdom	1.4%
Hong Kong	1.4%
Hungary	0.9%

[1] Excludes short-term investments and other assets in excess of liabilities.

Boston Common ESG Impact Emerging Markets Fund
Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Boston Common ESG Impact Emerging Markets Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$546,221	$2,616,433	$-	$3,162,654
Consumer Discretionary	1,813,523	5,127,753	-	6,941,276
Consumer Staples	2,117,339	1,451,948	-	3,569,287
Financials	1,573,129	5,302,608	-	6,875,737
Health Care	458,533	2,458,585	-	2,917,118
Industrials	797,275	2,395,328	-	3,192,603
Information Technology	3,233,557	4,916,930	-	8,150,487
Materials	-	1,181,008	-	1,181,008
Real Estate	234,511	417,975	-	652,486
Total Common Stocks	10,774,088	25,868,568	-	36,642,656
Preferred Stocks
Financials	1,457,984	-	-	1,457,984
Total Preferred Stocks	1,457,984	-	-	1,457,984
Short-Term Investments	1,043,821	-	-	1,043,821
Total Investments in Securities	$13,275,893	$25,868,568	$-	$39,144,461